Fair Value of Financial Instruments - Summary of Financial Instruments Measured at Fair Value on Recurring Basis (Detail) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015
Series A Warrants [Member]
Liabilities
Warrant liability	$ 289,000	$ 194,048	$ 509,000	$ 1,212,803
Series C Warrant Liability [Member]
Liabilities
Warrant liability	20,000	85,490	$ 115,000	462,437
Fair Value, Measurements, Recurring [Member]
Liabilities
Warrant liability	309,000	280,000
Fair Value, Measurements, Recurring [Member] | Convertible preferred stock warrant liability [Member]
Liabilities
Warrant liability		279,538		2,540,240
Fair Value, Measurements, Recurring [Member] | Convertible preferred stock warrant liability [Member] | Series A Warrants [Member]
Liabilities
Warrant liability	289,000	194,048		1,212,803
Fair Value, Measurements, Recurring [Member] | Convertible preferred stock warrant liability [Member] | Series C Warrant Liability [Member]
Liabilities
Warrant liability	20,000	85,490		462,437
Fair Value, Measurements, Recurring [Member] | Convertible preferred stock warrant liability [Member] | Series B Warrants [Member]
Liabilities
Warrant liability				865,000
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Liabilities
Warrant liability	289,000	194,000
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Convertible preferred stock warrant liability [Member]
Liabilities
Warrant liability		194,048		1,212,803
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Convertible preferred stock warrant liability [Member] | Series A Warrants [Member]
Liabilities
Warrant liability	289,000	194,048		1,212,803
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Liabilities
Warrant liability	20,000	86,000
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Convertible preferred stock warrant liability [Member]
Liabilities
Warrant liability		85,490		1,327,437
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Convertible preferred stock warrant liability [Member] | Series C Warrant Liability [Member]
Liabilities
Warrant liability	$ 20,000	85,490		462,437
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Convertible preferred stock warrant liability [Member] | Series B Warrants [Member]
Liabilities
Warrant liability				865,000
Money market fund [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Cash and cash equivalents		2,563,247		3,803,929
Money market fund [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Cash and cash equivalents		$ 2,563,247		$ 3,803,929